Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, Gross	$ 67,704,000	$ 67,785,000	$ 63,700,000
Goodwill, Impaired, Accumulated Impairment Loss	59,544,000	12,456,000	12,456,000
Increase In Goodwill Asset and Contingent Liability	166,000
Decrease In Goodwill Asset and Deferred Tax Liability	$ 64,000